UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    December 31, 2002
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    94
Form 13F Information Table Value Total:    $98,099
List of Other Included Managers:
No.  13F File Number      Name

 Item 6:    Item 8:
 Item 1: Item 2: Item 3: Item 4: Item 5: Investment Discr Item 7: Voting Authority
 Name of Issuer Title of Class    CUSIP   Fair Market Shares or  (b) Shared- Managers  (Shares)
 Number    Value  Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
Amount in Instr. Other
3M Co.                     Common           88579Y101      406.9     3,300     3,300
         3,300
Abbott Laboratories        Common           002824100    1,603.2    40,081    40,081
                40,081
Altera Corp.               Common           021441100      330.8    26,825    26,825
          26,825
American Int'l Group       Common           026874107      291.9     5,046     5,046
              5,046
American Power Conversion  Common           029066107      496.9    32,800    32,800
                      32,800
Amgen Inc.                 Common           031162100      968.7    20,040    20,040
           20,040
Anthracite Cap Inc.        Common           037023108      608.5    55,825    55,825
              55,825
AOL Time Warner            Common           00184A105    1,253.7    95,700    95,700
                  95,700
Applera Corp - App. Bio GrpCommon           038020103    1,750.0    99,770    99,770
                      99,770
Arbitron, Inc.             Common           03875Q108      261.3     7,800     7,800
          7,800
Asyst Technologies         Common           04648X107      649.8    88,410    88,410
                88,410
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103      983.2    38,710    38,710
              38,710
Avalon Bay Communities, IncCommon           053484101    1,273.0    32,525    32,525
                       32,525
Avery Dennison             Common           053611109    1,775.8    29,074    29,074
              29,074
BB&T Corp                  Common           054937107    1,453.3    39,289    39,289
              39,289
BP PLC - Spon ADR          Common           055622104      753.1    18,526    18,526
                   18,526
Bristol-Meyers Squibb      Common           110122108      348.0    15,031    15,031
                15,031
Caremark RX Inc.           Common            141705103     885.6    54,500    54,500
               54,500
Cedar Fair                 Dep. Unit        150185106    3,662.7   155,200   155,200
         155,200
Cisco Systems              Common           17275R102    2,489.5   190,035   190,035
              190,035
CitiGroup Inc.             Common           172967101      801.5    22,775    22,775
           22,775
Comcast Corp. CL A         CL A             200300101    1,017.6    45,045    45,045
               45,045
Corinthian Colleges, Inc.  Common           218868107      713.4    18,844    18,844
                18,844
Credence Systems           Common           225302108      354.7    38,020    38,020
               38,020
Dell Computer Corp.        Common            247025109     703.9    26,325    26,325
                26,325
Developers Diversified RealCommon            251591103   1,477.7    67,200    67,200
                   67,200
Diamonds Trust, Series 1   Unit Ser. 1       252787106   1,021.7    12,235    12,235
                12,235
Dow Chemical               Common           260543103      534.9    18,011    18,011
             18,011
Drexler Technology Corp.   Common            261876106     783.1    62,150    62,150
                   62,150
Duke Realty Corp.          Common           264411505    1,712.8    67,300    67,300
                67,300
Electro Scientific Ind.    Common           285229100      442.7    22,135    22,135
             22,135
Emerson Electric           Common           291011104    1,450.5    28,526    28,526
              28,526
Estee Lauder Co. - CL A    CL A              518439104   1,553.4    58,840    58,840
                58,840
Expeditors Int'l Wash.     Common           302130109    1,441.8    44,159    44,159
                44,159
Exxon Mobil Corp.          Common           30231G102    3,018.2    86,382    86,382
                 86,382
Fifth Third Bancorp        Common           316773100      416.3     7,110     7,110
             7,110
Fleet Boston Corp.         Common           33901A108      279.5    11,500    11,500
               11,500
General Electric           Common           369604103    1,024.1    42,057    42,057
            42,057
Genzyme                    Common           372917104    1,318.8    44,600    44,600
           44,600
Gilead Sciences Inc.       Common           375558103    1,528.6    44,960    44,960
               44,960
Grey Wolf, Inc.            Common            397888108      43.9    11,000    11,000
           11,000
Henry (Jack) & Assoc., Inc.Common           426281101    1,550.1   128,742   128,742
                    128,742
Home Depot                 Common           437076102      206.4     8,594     8,594
            8,594
IBM                        Common           459200101      489.7     6,319     6,319
      6,319
Illinois Tool Works        Common           452308109    2,692.4    41,511    41,511
               41,511
Intel                      Common           458140100    1,869.2   120,052   120,052
      120,052
Iomed, Inc.                Common           462028101       13.4    10,000    10,000
        10,000
J.P. Morgan Chase & Co.    Common           46625H100      243.6    10,150    10,150
                    10,150
Johnson & Johnson          Common           478160104      269.3     5,014     5,014
               5,014
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   1,498.6    43,000    43,000
                  43,000
KeyCorp                    Common           493267108      244.0     9,704     9,704
         9,704
Kimberly-Clark Corp        Common           494368103      257.0     5,413     5,413
               5,413
King Pharmaceuticals Inc.  Common            495582108   1,389.6    80,840    80,840
                   80,840
Liberty Media Corp - A     Common            530718105   1,425.7   159,475   159,475
                   159,475
Markwest Energy Partners L.Unit L.P. Int.    570759100     340.6    14,625    14,625
                   14,625
Matria Healthcare Inc.     Common           576817100      407.7    46,918    46,918
               46,918
Maxim Integrated Products  Common           57772K101      310.8     9,406     9,406
                    9,406
Medtronic Inc.             Common           585055106    1,529.7    33,545    33,545
            33,545
Merck                      Common           589331107    1,214.3    21,451    21,451
         21,451
MFS Multimarket Income TrusSh.Ben.Int        552737108     180.8    30,533    30,533
                      30,533
Microsoft                  Common           594918104    3,134.7    60,632    60,632
          60,632
NASDAQ 100 Trust           Unit Ser 1        631100104   1,403.0    57,570    57,570
                 57,570
National City Corp.        Common           635405103      228.4     8,362     8,362
             8,362
Neogen                     Common           640491106    4,062.5   271,740   271,740
          271,740
Nortel Networks Corp.      Common           656569100       55.3    34,370    34,370
                 34,370
Northrop Grumman Corp.     Common            666807102   2,146.1    22,125    22,125
                      22,125
Omnicom Group Inc.         Common           681919106    2,173.7    33,649    33,649
                  33,649
Penn Virginia Resource PtnrCommon            707884102     617.6    29,950    29,950
                   29,950
PetsMart Inc.              Common            716768106     227.8    13,300    13,300
           13,300
Pfizer, Inc.               Common           717081103    2,087.6    68,288    68,288
        68,288
Plato Learning, Inc.       Common           72764Y100      478.5    80,563    80,563
              80,563
PNC Financial Serv. Group  Common           693475105      251.4     6,000     6,000
                   6,000
Power Integrations, Inc.   Common            739276103     345.0    20,295    20,295
                20,295
Procter & Gamble           Common           742718109    1,305.4    15,190    15,190
                15,190
Proxim Corp. CL A          CL A              744283102      15.7    18,000    18,000
            18,000
Royal Dutch Petroleum      Common           780257804    1,244.7    28,276    28,276
                   28,276
Sovereign Bancorp          Common           845905108    2,969.7   211,366   211,366
                 211,366
SPDR Trust Series 1        Unit Ser 1       78462F103    1,253.3    14,205    14,205
               14,205
Stericycle Inc.            Common            858912108     265.5     8,200     8,200
         8,200
Steris Corp.               Common           859152100    1,387.7    57,225    57,225
          57,225
Suntrust Bks Inc           Common           867914103      267.5     4,700     4,700
            4,700
Symyx Technologies, inc.   Common           87155S108      738.7    58,675    58,675
                  58,675
Thermo Electron Corp.      Common           883556102      412.0    20,475    20,475
                  20,475
TJX Companies, Inc.        Common           872540109    2,317.4   118,720   118,720
                  118,720
Templeton Global Inc.Fund  Common           880198106      519.3    67,439    67,439
                    67,439
TYCO International Ltd.    Common           902124106    1,444.4    84,565    84,565
                   84,565
Ventana Medical Systems    Common           92276H106    1,036.1    44,950    44,950
                     44,950
Verizon Communications     Common           92343V104      510.6    13,178    13,178
                     13,178
Viacom Inc. - Cl B         CL B             925524308    1,210.3    29,694    29,694
           29,694
Walgreen                   Common           931422109      286.6     9,820     9,820
         9,820
Washington Mutual, Inc.    Common            939322103   1,305.1    37,797    37,797
                   37,797
Wells Fargo Company        Common            949740104   1,585.0    33,818    33,818
                   33,818
Wyeth                      Common            983024100     439.5    11,750    11,750
        11,750
Xilinx inc.                Common            983919101     354.3    17,200    17,200
       17,200

13F REPORT  3RDQ 2002                       GRAND TOTAL 98,098.6


